UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2012
                                                -----------------


Check here if Amendment [ ]: Amendment Number:
                                                -----------------

         This Amendment (Check only one):   |_| is a restatement
                                            |_| adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:              West Face Capital Inc.
Address:           2 Bloor Street East, Suite 3000
                   Toronto, Ontario M4W 1A8

Form 13F File Number:  028-13428
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Alexander Singh
Title:       General Counsel & Secretary
Phone:       (647) 724-8917

Signature, Place and Date of Signing:

      /s/ Alexander Singh              Toronto, ON          February 14, 2013
----------------------------         ---------------        -----------------
        [Signature]                    [City, State]             [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                           0
                                               ----------------------------
Form 13F Information Table Entry Total:                      14
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Form 13F Information Table Value Total:                  $1,048,149
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                                                      (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     13F File Number       Name

01      028-05431             Sunrise Partners Limited Partnership



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

                                                     WEST FACE CAPITAL INC.
                                                   FORM 13F INFORMATION TABLE
                                                 Quarter Ended December 31, 2012

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                                                       VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
      NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------
BONANZA CREEK ENERGY INC   COM              097793103  377,340  13,578,275 SH       SOLE                13,578,275
EASTMAN CHEM CO            *W EXP 02/27/201 277432118       19      23,304 SH       OTHER      1                          NONE
FORBES ENERGY SVCS LTD     COM              345143101    5,796   2,290,876 SH       SOLE                 2,290,876
FOREST OIL CORP            COM PAR $0.01    346091705   35,313   5,278,492 SH       SOLE                 5,278,492
GOLD RESV INC              NOTE 5.500% 6/1  38068NAB4    3,928   3,968,000 PRN      SOLE                                  NONE
GOLD RESV INC              CL A             38068N108   14,997   4,530,818 SH       SOLE                 4,530,818
NORDION INC                COM              65563C105   52,649   8,162,570 SH       SOLE                 8,162,570
PENN WEST PETE LTD NEW     COM              707887105   32,580   3,000,000 SH       SOLE                 3,000,000
PHI INC                    COM NON VTG      69336T205  167,450   5,000,000 SH       SOLE                                  NONE
PRECISION DRILLING CORP    COM 2010         74022D308   41,400   5,000,000 SH       SOLE                 5,000,000
SAFEWAY INC                COM NEW          786514208  153,887   8,506,757 SH       SOLE                 8,506,757
SUNOPTA INC                COM              8676EP108   43,408   7,710,200 SH       SOLE                 7,710,200
TALISMAN ENERGY INC        COM              87425E103  114,954  10,146,000 SH       SOLE                10,146,000
TELEPHONE & DATA SYS INC   COM NEW          879433829    4,428     200,000 SH       SOLE                   200,000
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